Variable Portfolio – Managed Volatility Conservative Growth Fund
Third Quarter Report
September 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – Managed Volatility Conservative Growth Fund, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 33.0%
	Shares	Value ($)
International 10.0%
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares(a)	3,329,331	56,898,273
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares(a)	1,823,875	22,524,850
Variable Portfolio – Partners International Growth Fund, Class 1 Shares(a)	1,295,801	16,638,086
Variable Portfolio – Partners International Value Fund, Class 1 Shares(a)	1,345,536	16,913,391
Total		112,974,600
U.S. Large Cap 20.4%
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares(a),(b)	227,480	14,087,808
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	353,004	44,319,659
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares(a),(b)	383,342	21,375,157
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	1,751,685	45,648,910
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	405,042	20,774,622
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares(a),(b)	220,608	18,383,246
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	422,686	17,875,379
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares(a),(b)	375,200	18,321,007
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares(a),(b)	267,404	18,418,785
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	224,327	11,595,489
Total		230,800,062
U.S. Mid Cap 1.1%
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares(a),(b)	46,969	3,146,944
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares(a),(b)	68,137	3,146,541
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares(a),(b)	59,874	3,123,637
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares(a),(b)	52,892	3,146,525
Total		12,563,647
Equity Funds (continued)
	Shares	Value ($)
U.S. Small Cap 1.5%
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares(a)	306,988	3,723,760
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares(a),(b)	259,242	3,722,720
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares(a),(b)	137,122	5,017,291
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares(a),(b)	122,589	4,978,365
Total		17,442,136
Total Equity Funds (Cost $172,525,859)		373,780,445

Exchange-Traded Equity Funds 5.4%

U.S. Mid Large Cap 5.4%
iShares Core S&P 500 ETF	46,000	30,787,800
Vanguard S&P 500 ETF	50,000	30,619,000
Total		61,406,800
Total Exchange-Traded Equity Funds (Cost $53,275,537)		61,406,800

Exchange-Traded Fixed Income Funds 3.6%

Investment Grade 3.6%
iShares Core U.S. Aggregate Bond ETF	210,000	21,052,500
iShares iBoxx $ Investment Grade Corporate Bond ETF	75,650	8,432,706
Vanguard Intermediate-Term Corporate Bond ETF	136,500	11,481,015
Total		40,966,221
Total Exchange-Traded Fixed Income Funds (Cost $38,833,925)		40,966,221

Fixed Income Funds 40.0%

Investment Grade 40.0%
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares(a)	4,875,289	38,027,257
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	10,474,158	89,239,822
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	1,315,277	12,376,760
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	3,595,978	25,639,322
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	2,687,793	24,781,453

Variable Portfolio – Managed Volatility Conservative Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, September 30, 2025 (Unaudited)
Fixed Income Funds (continued)
	Shares	Value ($)
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	7,822,617	71,968,079
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	9,243,805	85,135,443
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	11,041,665	106,552,067
Total		453,720,203
Total Fixed Income Funds (Cost $504,148,643)		453,720,203

Residential Mortgage-Backed Securities - Agency 7.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
10/16/2040- 10/14/2055	3.000%	10,143,000	9,070,767
10/16/2040- 10/14/2055	3.500%	19,500,000	17,998,595
10/16/2040- 10/14/2055	4.000%	20,146,000	19,165,376
10/14/2055	4.500%	35,850,000	34,769,404
10/14/2055	5.000%	6,200,000	6,148,274
Total Residential Mortgage-Backed Securities - Agency (Cost $87,409,278)			87,152,416

Call Option Contracts Purchased 0.0%
Value ($)
(Cost $91,718)	107,375

Put Option Contracts Purchased 0.4%

(Cost $6,060,297)	4,816,160

Money Market Funds 16.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.265%(a),(d)	190,636,965	190,579,774
Total Money Market Funds (Cost $190,550,127)		190,579,774
Total Investments in Securities (Cost: $1,052,895,384)		1,212,529,394
Other Assets & Liabilities, Net		(78,455,457)
Net Assets		1,134,073,937
At September 30, 2025, securities and/or cash totaling $8,664,098 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
900,000 EUR	1,052,889 USD	Barclays	10/08/2025	—	(4,169)
1,400,000 NZD	820,857 USD	Barclays	10/08/2025	9,006	—
15,000,000 SEK	1,602,102 USD	Barclays	10/08/2025	8,131	—
8,257,540 USD	6,100,000 GBP	Barclays	10/08/2025	—	(53,357)
361,594 USD	3,400,000 SEK	Barclays	10/08/2025	—	(294)
1,500,000 EUR	1,761,300 USD	Citi	10/08/2025	—	(462)
10,000,000 NOK	997,277 USD	Citi	10/08/2025	—	(4,814)
4,929,769 USD	6,800,000 CAD	Citi	10/08/2025	—	(42,111)
7,652,004 USD	78,050,000 NOK	Citi	10/08/2025	169,317	—
923,007 USD	1,400,000 AUD	Goldman Sachs International	10/08/2025	3,457	—
938,923 USD	800,000 EUR	Goldman Sachs International	10/08/2025	683	—
407,950 USD	60,000,000 JPY	Goldman Sachs International	10/08/2025	—	(1,947)
789,713 USD	7,500,000 SEK	Goldman Sachs International	10/08/2025	7,272	—
500,000 EUR	588,496 USD	HSBC	10/08/2025	1,242	—
9,550,000 NZD	5,656,513 USD	HSBC	10/08/2025	118,525	—
2,723,450 USD	3,750,000 CAD	HSBC	10/08/2025	—	(28,050)
9,895,626 USD	8,450,000 EUR	HSBC	10/08/2025	28,967	—
335,446 USD	250,000 GBP	HSBC	10/08/2025	792	—
2,038,537 USD	1,500,000 GBP	HSBC	10/08/2025	—	(21,115)
1,006,742 USD	10,000,000 NOK	HSBC	10/08/2025	—	(4,651)
Variable Portfolio – Managed Volatility Conservative Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, September 30, 2025 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,100,000 CAD	1,520,763 USD	Morgan Stanley	10/08/2025	11,339	—
350,000 CHF	442,337 USD	Morgan Stanley	10/08/2025	2,326	—
200,000 CHF	251,006 USD	Morgan Stanley	10/08/2025	—	(429)
100,000,000 JPY	678,396 USD	Morgan Stanley	10/08/2025	1,724	—
150,000,000 JPY	1,010,220 USD	Morgan Stanley	10/08/2025	—	(4,787)
1,100,000 NZD	655,880 USD	Morgan Stanley	10/08/2025	17,997	—
6,000,000 SEK	640,172 USD	Morgan Stanley	10/08/2025	2,584	—
1,000,000 SEK	106,211 USD	Morgan Stanley	10/08/2025	—	(54)
1,104,318 USD	1,700,000 AUD	Morgan Stanley	10/08/2025	20,674	—
470,959 USD	650,000 CAD	Morgan Stanley	10/08/2025	—	(3,756)
951,896 USD	140,000,000 JPY	Morgan Stanley	10/08/2025	—	(4,555)
1,783,785 USD	3,000,000 NZD	Morgan Stanley	10/08/2025	—	(44,103)
1,150,000 AUD	750,707 USD	UBS	10/08/2025	—	(10,317)
7,050,000 CHF	8,796,026 USD	UBS	10/08/2025	—	(67,058)
3,500,000 NOK	349,918 USD	UBS	10/08/2025	—	(814)
3,300,000 NZD	1,940,167 USD	UBS	10/08/2025	26,517	—
1,811,994 USD	2,750,000 AUD	UBS	10/08/2025	7,846	—
998,898 USD	1,500,000 AUD	UBS	10/08/2025	—	(6,258)
942,331 USD	1,300,000 CAD	UBS	10/08/2025	—	(7,926)
1,890,763 USD	1,400,000 GBP	UBS	10/08/2025	—	(7,836)
800,000 AUD	520,552 USD	Wells Fargo	10/08/2025	—	(8,856)
3,000,000 CAD	2,153,597 USD	Wells Fargo	10/08/2025	—	(2,723)
3,150,000 EUR	3,705,122 USD	Wells Fargo	10/08/2025	5,422	—
600,000 GBP	805,883 USD	Wells Fargo	10/08/2025	—	(1,086)
7,000,000 NOK	702,011 USD	Wells Fargo	10/08/2025	548	—
300,000 NZD	173,510 USD	Wells Fargo	10/08/2025	—	(459)
9,000,000 SEK	970,037 USD	Wells Fargo	10/08/2025	13,654	—
49,000,000 SEK	5,134,654 USD	Wells Fargo	10/08/2025	—	(72,318)
2,956,824 USD	4,500,000 AUD	Wells Fargo	10/08/2025	21,096	—
1,486,501 USD	1,100,000 GBP	Wells Fargo	10/08/2025	—	(7,059)
21,152,721 USD	3,110,000,000 JPY	Wells Fargo	10/08/2025	—	(108,238)
Total				479,119	(519,602)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
CAC40 Index	11	10/2025	EUR	868,450	—	(2,418)
Euro STOXX 50 Index	69	12/2025	EUR	3,823,290	103,842	—
IBEX 35 Index	5	10/2025	EUR	775,405	6,009	—
MSCI Singapore Index	48	10/2025	SGD	2,147,280	2,343	—
OMXS30 Index	142	10/2025	SEK	37,843,000	41,692	—
S&P 500 Index E-mini	129	12/2025	USD	43,464,938	612,714	—
S&P/TSX 60 Index	21	12/2025	CAD	7,445,760	126,664	—
SPI 200 Index	13	12/2025	AUD	2,883,725	—	(10,726)
TOPIX Index	29	12/2025	JPY	910,890,000	9,062	—
U.S. Treasury 10-Year Note	30	12/2025	USD	3,375,000	4,657	—
U.S. Treasury 10-Year Note	35	12/2025	USD	3,937,500	—	(20,208)
U.S. Treasury 2-Year Note	152	12/2025	USD	31,676,563	44,445	—
U.S. Treasury 2-Year Note	18	12/2025	USD	3,751,172	—	(566)
U.S. Treasury 5-Year Note	278	12/2025	USD	30,356,297	82,725	—
U.S. Treasury 5-Year Note	12	12/2025	USD	1,310,344	—	(2,366)
Total					1,034,153	(36,284)

Variable Portfolio – Managed Volatility Conservative Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, September 30, 2025 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	(15)	12/2025	GBP	(1,411,125)	—	(20,982)
FTSE/MIB Index	(8)	12/2025	EUR	(1,699,760)	12,323	—
Russell 2000 Index E-mini	(3)	12/2025	USD	(368,325)	2,847	—
Russell 2000 Index E-mini	(20)	12/2025	USD	(2,455,500)	—	(39,300)
U.S. Long Bond	(5)	12/2025	USD	(582,969)	897	—
U.S. Treasury Ultra Bond	(1)	12/2025	USD	(120,063)	1,842	—
U.S. Treasury Ultra Bond	(4)	12/2025	USD	(480,250)	—	(1,508)
Total					17,909	(61,790)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	3,344,230	5	6,670.00	12/19/2025	91,718	107,375

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	99,658,054	149	5,200.00	12/18/2026	2,247,835	1,797,685
S&P 500 Index	Morgan Stanley	USD	100,326,900	150	5,100.00	12/18/2026	2,392,447	1,664,250
S&P 500 Index	Morgan Stanley	USD	63,540,370	95	5,400.00	12/18/2026	1,420,015	1,354,225
Total							6,060,297	4,816,160

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	(3,344,230)	(5)	6,670.00	12/19/2025	(92,682)	(74,400)
Notes to Portfolio of Investments
(a)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	194,851,092	227,825,151	(232,076,014)	(20,455)	190,579,774	—	4,298	6,194,591	190,636,965
Columbia Variable Portfolio – Contrarian Core Fund, Class 1 Shares
	14,325,512	99,792	(621,897)	284,401	14,087,808	—	1,660,477	—	227,480
Columbia Variable Portfolio – Corporate Bond Fund, Class 1 Shares
	—	37,020,835	(116,607)	1,123,029	38,027,257	—	2,772	—	4,875,289
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	45,018,271	357,438	(1,898,398)	842,348	44,319,659	—	3,877,846	—	353,004
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	91,529,598	4,916,076	(11,375,903)	4,170,051	89,239,822	—	(1,997,277)	4,787,667	10,474,158
Columbia Variable Portfolio – Large Cap Growth Fund, Class 1 Shares
	21,777,410	245,369	(908,379)	260,757	21,375,157	—	2,563,220	—	383,342
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	25,591,161	1,110,302	(14,489,717)	165,014	12,376,760	—	(172,265)	1,045,098	1,315,277
Variable Portfolio – Managed Volatility Conservative Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, September 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	51,326,428	3,022,272	(40,476,729)	11,767,351	25,639,322	—	(12,396,020)	2,808,829	3,595,978
Columbia Variable Portfolio – Overseas Core Fund, Class 1 Shares
	57,074,497	1,372,763	(14,742,799)	13,193,812	56,898,273	—	1,684,132	1,202,968	3,329,331
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	46,508,870	380,838	(3,540,008)	2,299,210	45,648,910	—	2,404,393	—	1,751,685
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	20,777,748	50,350	(1,259,501)	1,206,025	20,774,622	—	2,142,623	—	405,042
Columbia Variable Portfolio – Select Mid Cap Growth Fund, Class 1 Shares
	3,117,319	51,373	(221,913)	200,165	3,146,944	—	368,661	—	46,969
Columbia Variable Portfolio – Select Mid Cap Value Fund, Class 1 Shares
	3,112,564	35,127	(161,267)	160,117	3,146,541	—	178,294	—	68,137
Columbia Variable Portfolio – Small Cap Value Fund, Class 1 Shares
	3,664,265	719,497	(360,046)	(299,956)	3,723,760	613,705	12,319	44,399	306,988
Columbia Variable Portfolio – Small Company Growth Fund, Class 1 Shares
	3,657,851	569,238	(733,532)	229,163	3,722,720	485,725	(126,681)	—	259,242
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	25,426,618	574,128	(2,884,061)	1,664,768	24,781,453	—	(395,888)	550,124	2,687,793
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	73,808,524	2,348,167	(7,575,057)	3,386,445	71,968,079	—	(1,328,366)	2,277,504	7,822,617
CTIVP® – Principal Large Cap Growth Fund, Class 1 Shares
	18,660,411	134,243	(882,169)	470,761	18,383,246	—	2,333,894	—	220,608
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	17,673,116	39,440	(541,886)	704,709	17,875,379	—	619,208	—	422,686
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	87,291,152	4,113,831	(8,627,165)	2,357,625	85,135,443	—	(1,050,301)	3,991,233	9,243,805
CTIVP® – Victory Sycamore Established Value Fund, Class 1 Shares
	3,112,359	29,312	(60,345)	42,311	3,123,637	—	43,902	—	59,874
CTIVP® – Wellington Large Cap Value Fund, Class 1 Shares
	18,243,754	30,137	(911,166)	958,282	18,321,007	—	1,401,967	—	375,200
CTIVP® – Westfield Mid Cap Growth Fund, Class 1 Shares
	3,132,192	53,371	(174,930)	135,892	3,146,525	—	268,602	—	52,892
CTIVP® – Westfield Select Large Cap Growth Fund, Class 1 Shares
	18,771,875	251,770	(2,809,871)	2,205,011	18,418,785	—	672,711	—	267,404
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	109,385,638	5,810,664	(10,844,547)	2,200,312	106,552,067	—	(1,262,090)	5,702,712	11,041,665
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	11,747,481	69,105	(481,718)	260,621	11,595,489	—	1,101,609	—	224,327
Variable Portfolio – Partners International Core Equity Fund, Class 1 Shares
	22,854,809	1,490,419	(4,388,555)	2,568,177	22,524,850	892,495	868,571	350,354	1,823,875
Variable Portfolio – Partners International Growth Fund, Class 1 Shares
	15,587,316	550,836	(1,615,905)	2,115,839	16,638,086	126,490	18,176	124,191	1,295,801
Variable Portfolio – Partners International Value Fund, Class 1 Shares
	16,129,309	549,217	(2,928,105)	3,162,970	16,913,391	39,346	353,971	486,859	1,345,536

Variable Portfolio – Managed Volatility Conservative Growth Fund  | 2025

Portfolio of Investments  (continued)
Variable Portfolio – Managed Volatility Conservative Growth Fund, September 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Variable Portfolio – Partners Small Cap Growth Fund, Class 1 Shares
	4,834,478	158,434	(223,866)	248,245	5,017,291	—	46,716	—	137,122
Variable Portfolio – Partners Small Cap Value Fund, Class 1 Shares
	4,850,178	211,741	(246,735)	163,181	4,978,365	—	12,145	—	122,589
Total	1,033,841,796			58,226,181	1,018,080,422	2,157,761	3,911,619	29,566,529

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at September 30, 2025.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Variable Portfolio – Managed Volatility Conservative Growth Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7046_12_D01_(11/25)